UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: August 31

Date of reporting period: February 28, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Western Asset Premier Institutional Liquid Reserves
Capital Shares [WAAXX]	Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Western Asset Premier Institutional Liquid Reserves for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 1-800-625-4554, or 1-203-703-6002.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Capital Shares[1]	$6	0.12%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher. Additional amounts may be voluntarily waived and/or reimbursed from time to time.
†	Annualized.
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$170,091,928
Total Number of Portfolio Holdings (reflects holdings of Liquid Reserves Portfolio)	69
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Reflects holdings of Liquid Reserves Portfolio.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Premier Institutional Liquid Reserves	PAGE 1	WPLCC-STSR-0426

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Premier Institutional Liquid Reserves
Financial Statements and Other Important Information
Semi-Annual  | February 28, 2026

If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Notes to Financial Statements	19
Changes in and Disagreements with Accountants	25
Results of Meeting(s) of Shareholders	25
Remuneration Paid to Directors, Officers and Others	25
franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Statement of Assets and Liabilities (unaudited)
February 28, 2026

Assets:
Investment in Liquid Reserves Portfolio, at value	$170,592,623
Prepaid expenses	7,837
Total Assets	170,600,460
Liabilities:
Distributions payable	473,642
Investment management fee payable	4,758
Trustees’ fees payable	861
Accrued expenses	29,271
Total Liabilities	508,532
Total Net Assets	$170,091,928
Net Assets:
Par value (Note 3)	$1,701
Paid-in capital in excess of par value	170,443,682
Total distributable earnings (loss)	(353,455)
Total Net Assets	$170,091,928
Shares Outstanding:
Capital Shares	170,100,868
Net Asset Value:
Capital Shares	$0.9999
See Notes to Financial Statements.

Western Asset Premier Institutional Liquid Reserves 2026 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended February 28, 2026

Investment Income:
Income from Liquid Reserves Portfolio	$1,793,663
Allocated expenses from Liquid Reserves Portfolio	(52,315)
Allocated waiver and/or expense reimbursements from Liquid Reserves Portfolio	46,224
Total Investment Income	1,787,572
Expenses:
Investment management fee (Note 2)	92,303
Transfer agent fees	26,795
Audit and tax fees	12,762
Registration fees	9,048
Legal fees	4,869
Fund accounting fees	4,406
Trustees’ fees	1,032
Insurance	481
Shareholder reports	293
Miscellaneous expenses	2,371
Total Expenses	154,360
Less: Fee waivers and/or expense reimbursements (Note 2)	(105,056)
Net Expenses	49,304
Net Investment Income	1,738,268
Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Investments From Liquid Reserves Portfolio	795
Change in Net Unrealized Appreciation (Depreciation) From Investments in Liquid Reserves Portfolio	(9,943)
Net Loss on Investments	(9,148)
Increase in Net Assets From Operations	$1,729,120
See Notes to Financial Statements.
Western Asset Premier Institutional Liquid Reserves 2026 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended February 28, 2026 (unaudited) and the Year Ended August 31, 2025	2026	2025
Operations:
Net investment income	$1,738,268	$3,793,208
Net realized gain (loss)	795	(370,873)
Change in net unrealized appreciation (depreciation)	(9,943)	404,253
Increase in Net Assets From Operations	1,729,120	3,826,588
Distributions to Shareholders From (Note 1):
Total distributable earnings	(1,738,047)	(3,793,083)
Decrease in Net Assets From Distributions to Shareholders	(1,738,047)	(3,793,083)
Fund Share Transactions (Note 3):
Net proceeds from sale of shares	497,351,109	550,000,000
Cost of shares repurchased	(327,351,109)	(603,034,291)
Increase (Decrease) in Net Assets From Fund Share Transactions	170,000,000	(53,034,291)
Increase (Decrease) in Net Assets	169,991,073	(53,000,786)
Net Assets:
Beginning of period	100,855	53,101,641
End of period	$170,091,928	$100,855
See Notes to Financial Statements.

Western Asset Premier Institutional Liquid Reserves 2026 Semi-Annual Report

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Capital Shares	2026[1]	2025	2024	2023	2022	2021[2]
Net asset value, beginning of period	$0.9999	$0.9996	$0.9993	$0.9993	$0.9997	$1.0003
Income (loss) from operations:
Net investment income (loss)	(0.0151)	0.0792	0.0546	0.0452	0.0055	0.0012
Net realized and unrealized gain (loss)	0.0344 [3]	(0.0340)[4]	0.0002	0.0000 [5]	(0.0001)	(0.0004)
Total income from operations	0.0193	0.0452	0.0548	0.0452	0.0054	0.0008
Less distributions from:
Net investment income	(0.0193)	(0.0449)	(0.0545)	(0.0452)	(0.0058)	(0.0014)
Total distributions	(0.0193)	(0.0449)	(0.0545)	(0.0452)	(0.0058)	(0.0014)
Net asset value, end of period	$0.9999	$0.9999	$0.9996	$0.9993	$0.9993	$0.9997
Total return[6]	1.95%	4.62%	5.62%	4.62%	0.54%	0.08%
Net assets, end of period (000s)	$170,092	$101	$53,102	$360,787	$110,782	$470,289
Ratios to average net assets:
Gross expenses[7,8]	0.45%[9]	0.48%	0.37%	0.35%	0.35%	0.34%
Net expenses[7,10,11]	0.12 [9]	0.12	0.12	0.12	0.10	0.09
Net investment income	3.77 [9]	4.43	5.46	4.58	0.48	0.12

[1]	For the six months ended February 28, 2026 (unaudited).
[2]	Per share amounts have been calculated using the average shares method.
[3]
Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized loss presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares.

[4]
Calculation of the net loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares.

[5]	Amount represents less than $0.00005 or greater than $(0.00005) per share.
[6]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses.
[8]
The gross expenses do not reflect the reduction in the Fund’s management fee, pursuant to the Fund’s investment management agreement, by the amount paid by the Fund for its allocable share of the management fee paid by
Liquid Reserves Portfolio.

[9]	Annualized.
[10]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Capital Shares did not exceed 0.12%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[11]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset Premier Institutional Liquid Reserves 2026 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Western Asset Premier Institutional Liquid Reserves (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Liquid Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.
The financial statements of the Portfolio, including the schedule of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The share price of the Fund fluctuates along with changes in the market-based value of fund assets. Because the share price of the Fund fluctuates, it has what is called a “floating net asset value” or “floating NAV”. Under Rule 2a-7 of the 1940 Act, the Fund must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (2.0% at February 28, 2026) in the net assets of the Portfolio.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.
(b) Investment transactions and investment income. Net investment income and net realized/unrealized gains and losses of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. The Fund also pays certain other expenses which can be directly attributed to the Fund.

Western Asset Premier Institutional Liquid Reserves 2026 Semi-Annual Report

(c) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(d) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
(e) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s and the Portfolio’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s and the Portfolio’s subadviser. FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $5 billion	0.200%
Next $5 billion	0.175
Over $10 billion	0.150
Since the Fund invests all of its investable assets in the Portfolio, the investment management fee of the Fund will be reduced by the investment management fee allocated to the Fund by the Portfolio.
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays
Western Asset Premier Institutional Liquid Reserves 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.
As a result of an expense limitation arrangement between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Capital Shares did not exceed 0.12%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.
During the six months ended February 28, 2026, fees waived and/or expenses reimbursed amounted to $105,056.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Shares of beneficial interest
At February 28, 2026, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share.
Transactions in shares of the Fund were as follows:

	Six Months Ended February 28, 2026		Year Ended August 31, 2025
	Shares	Amount	Shares	Amount
Capital Shares
Shares sold	497,351,109	$497,351,109	550,138,037	$550,000,000
Shares repurchased	(327,351,109)	(327,351,109)	(603,162,025)	(603,034,291)
Net increase (decrease)	170,000,000	$170,000,000	(53,023,988)	$(53,034,291)
4. Deferred capital losses
As of August 31, 2025, the Fund had deferred capital losses of $408,991, which have no expiration date, that will be available to offset future taxable capital gains.

Western Asset Premier Institutional Liquid Reserves 2026 Semi-Annual Report

5. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Schedule of Investments of the Portfolio provides details of investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including expense ratios, are disclosed in the Financial Highlights.
6. Subsequent event
Subsequent to the period ended February 28, 2026, shareholder redemptions from Capital Shares exceeded 50% of Capital Shares net assets as of February 28, 2026.
Western Asset Premier Institutional Liquid Reserves 2026 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

Western Asset Premier Institutional Liquid Reserves

Schedule of Investments (unaudited)
February 28, 2026
 Liquid Reserves Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 95.9%
Commercial Paper — 29.2%
ABN AMRO Funding USA LLC	3.913%	8/19/26	$75,000,000	$73,655,648 (a)(b)
Amazon.com Inc.	5.725%	3/2/26	43,900,000	43,886,611 (b)
Atlantic Asset Securitization Corp.	3.934%	4/20/26	100,000,000	99,462,280 (a)(b)
Australia & New Zealand Banking Group Ltd.	3.802%	9/4/26	50,000,000	49,048,175 (a)(b)
Automatic Data Processing Inc.	4.798%	3/4/26	175,000,000	174,910,137 (a)(b)
Banco Santander SA	3.944%	4/28/26	50,000,000	49,688,335 (a)(b)
Bank of New Zealand	3.836%	7/27/26	50,000,000	49,237,500 (a)(b)
Barclays Bank PLC	4.435%	3/6/26	150,000,000	149,893,035 (a)(b)
Barclays Capital Inc.	3.965%	8/13/26	50,000,000	49,123,545 (b)
Barton Capital SA	5.121%	3/3/26	65,000,000	64,973,324 (a)(b)
BNG Bank NV	5.094%	3/3/26	100,000,000	99,959,170 (a)(b)
BNG Bank NV	4.119%	3/12/26	75,000,000	74,900,527 (a)(b)
Caisse des Depots et Consignations	3.853%	5/27/26	100,000,000	99,092,610 (b)(c)
DBS Bank Ltd.	3.912%	5/14/26	99,650,000	98,867,279 (a)(b)
Fairway Finance Corp.	3.913%	5/11/26	50,000,000	49,622,835 (a)(b)
Great Bear Funding LLC	5.121%	3/3/26	50,000,000	49,979,480 (a)(b)
Great Bear Funding LLC	4.259%	3/9/26	100,000,000	99,897,220 (a)(b)
Home Depot Inc.	4.006%	3/17/26	150,000,000	149,725,860 (a)(b)
ING US Funding LLC	3.918%	4/22/26	85,000,000	84,526,975 (a)(b)
LMA SA/LMA Americas LLC	3.906%	6/23/26	44,350,000	43,817,787 (a)(b)
Longship Funding LLC	3.926%	4/16/26	64,000,000	63,683,411 (a)(b)
Mizuho Bank Ltd.	3.922%	6/8/26	75,000,000	74,213,603 (a)(b)
NRW.Bank	4.504%	3/5/26	100,000,000	99,939,670 (a)(b)
Oversea-Chinese Banking Corp. Ltd.	3.967%	5/11/26	100,000,000	99,235,510 (a)(b)
Oversea-Chinese Banking Corp. Ltd.	3.918%	6/2/26	50,000,000	49,507,590 (a)(b)
Siemens Capital Co. LLC	4.120%	3/10/26	85,000,000	84,906,024 (a)(b)
Starbird Funding Corp.	3.885%	8/11/26	50,000,000	49,150,940 (a)(b)
Sumitomo Mitsui Trust Bank Ltd.	3.946%	4/13/26	50,000,000	49,767,290 (a)(b)
Sumitomo Mitsui Trust Bank Ltd.	3.918%	4/24/26	60,000,000	59,653,566 (a)(b)
Sumitomo Mitsui Trust Bank Ltd.	3.913%	5/5/26	50,000,000	49,654,170 (a)(b)
Toronto-Dominion Bank	3.944%	5/27/26	100,000,000	99,071,620 (a)(b)
TotalEnergies Capital SA	5.771%	3/2/26	30,000,000	29,990,778 (a)(b)
United Overseas Bank Ltd. (SOFR + 0.220%)	3.900%	5/18/26	50,000,000	50,008,055 (a)(d)

Total Commercial Paper				2,513,050,560
Time Deposits — 14.3%
ABN AMRO Bank NV	3.650%	3/4/26	175,000,000	175,000,000
Banco Santander SA	3.630%	3/2/26	200,000,000	200,000,000
Canadian Imperial Bank of Commerce	3.630%	3/2/26	125,000,000	125,000,000
See Notes to Financial Statements.
Liquid Reserves Portfolio 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Liquid Reserves Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Time Deposits — continued
Credit Agricole Corporate and Investment Bank	3.590%	3/2/26	$25,000,000	$25,000,000
Mizuho Bank Ltd.	3.640%	3/2/26	135,000,000	135,000,000
National Bank of Canada	3.630%	3/2/26	125,000,000	125,000,000
Rabobank Nederland NV	3.620%	3/2/26	75,000,000	75,000,000
Royal Bank of Canada	3.640%	3/2/26	175,000,000	175,000,000
Swedbank AB	3.630%	3/2/26	200,000,000	200,000,000

Total Time Deposits				1,235,000,000
Certificates of Deposit — 10.4%
Banco Santander SA	3.990%	3/2/26	75,000,000	75,001,567
Banco Santander SA	4.030%	3/4/26	49,450,000	49,452,013
Barclays Bank PLC (SOFR + 0.250%)	3.930%	4/23/26	50,000,000	50,009,730 (d)
Credit Agricole Corporate and Investment Bank	3.800%	8/31/26	50,000,000	50,007,360
Goldman Sachs Bank USA	3.800%	4/29/26	100,000,000	100,003,110
KBC Bank NV	3.630%	3/4/26	100,000,000	100,000,010
KBC Bank NV	3.760%	6/23/26	74,200,000	74,195,214
Mitsubishi UFJ Trust & Banking Corp.	3.790%	6/12/26	75,000,000	75,007,372
Mizuho Bank Ltd. (SOFR + 0.250%)	3.930%	5/15/26	50,000,000	50,014,155 (d)
Mizuho Bank Ltd.	3.770%	6/4/26	74,200,000	74,199,837
Oversea-Chinese Banking Corp. Ltd. (SOFR + 0.200%)	3.880%	3/3/26	75,000,000	75,001,283 (d)
Sumitomo Mitsui Banking Corp. (SOFR + 0.250%)	3.930%	4/29/26	50,000,000	50,012,700 (d)
Sumitomo Mitsui Banking Corp.	3.810%	9/21/26	75,000,000	75,019,275

Total Certificates of Deposit				897,923,626
Repurchase Agreements — 42.0%
BNP Paribas SA tri-party repurchase agreement dated 2/27/26; Proceeds at maturity — $125,691,528; (Fully collateralized by collateralized mortgage obligations and corporate bonds and notes, 0.254% to 7.000% due 3/25/26 to 4/25/70; Market value — $133,673,125)	3.830%	4/20/26	125,000,000	125,000,000
BofA Securities Inc. tri-party repurchase agreement dated 2/27/26; Proceeds at maturity — $50,015,292; (Fully collateralized by U.S. government obligations, 0.000% due 8/15/26 to 5/15/27; Market value — $51,000,001)	3.670%	3/2/26	50,000,000	50,000,000
See Notes to Financial Statements.

Liquid Reserves Portfolio 2026 Semi-Annual Report

 Liquid Reserves Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
Credit Agricole SA tri-party repurchase agreement dated 2/27/26; Proceeds at maturity — $450,137,250; (Fully collateralized by U.S. government obligations, 2.250% to 4.250% due 8/15/27 to 8/15/53; Market value — $459,000,003)	3.660%	3/2/26	$450,000,000	$450,000,000
Fixed Income Clearing Corp. tri-party repurchase agreement dated 2/27/26; Proceeds at maturity — $400,122,000; (Fully collateralized by U.S. government obligations, 0.125% due 4/15/26; Market value — $408,000,025)	3.660%	3/2/26	400,000,000	400,000,000
Fixed Income Clearing Corp. tri-party repurchase agreement dated 2/27/26; Proceeds at maturity — $1,400,427,000; (Fully collateralized by U.S. government obligations, 1.875% to 3.875% due 8/31/32 to 11/15/48; Market value — $1,428,000,000)	3.660%	3/2/26	1,400,000,000	1,400,000,000
Fixed Income Clearing Corp. tri-party repurchase agreement dated 2/27/26; Proceeds at maturity — $200,061,167; (Fully collateralized by U.S. government obligations, 1.625% to 4.625% due 11/15/50 to 2/15/55; Market value — $204,000,016)	3.670%	3/2/26	200,000,000	200,000,000
ING Financial Markets LLC tri-party repurchase agreement dated 2/27/26; Proceeds at maturity — $100,030,583; (Fully collateralized by mortgage-backed securities and U.S. government obligations, 1.125% to 6.000% due 8/1/30 to 7/1/56; Market value — $102,000,000)	3.670%	3/2/26	100,000,000	100,000,000
JPMorgan Securities LLC tri-party repurchase agreement dated 1/6/26; Proceeds at maturity — $201,915,000; (Fully collateralized by corporate bonds and notes, 2.749% to 6.831% due 4/4/27 to 6/1/67; Market value — $211,229,758)	3.830%	4/6/26	200,000,000	200,000,000 (d)
See Notes to Financial Statements.
Liquid Reserves Portfolio 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Liquid Reserves Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
JPMorgan Securities LLC tri-party repurchase agreement dated 2/27/26; Proceeds at maturity — $100,030,583; (Fully collateralized by mortgage-backed securities, 2.000% to 7.000% due 8/1/39 to 3/1/62; Market value — $102,031,195)	3.670%	3/2/26	$100,000,000	$100,000,000
MUFG Securities Americas Inc. tri-party repurchase agreement dated 10/22/25; Proceeds at maturity — $100,553,222; (Fully collateralized by money market instruments, 0.000% due 3/10/26 to 4/8/26; Market value — $105,000,001)	3.830%	4/20/26	100,000,000	100,000,000
MUFG Securities Americas Inc. tri-party repurchase agreement dated 2/27/26; Proceeds at maturity — $100,030,667; (Fully collateralized by mortgage-backed securities, 2.000% to 6.500% due 10/1/28 to 8/1/55; Market value — $102,000,000)	3.680%	3/2/26	100,000,000	100,000,000
MUFG Securities Americas Inc. tri-party repurchase agreement dated 2/27/26; Proceeds at maturity — $100,030,833; (Fully collateralized by corporate bonds and notes and municipal bonds, 2.500% to 5.950% due 11/20/28 to 3/15/59; Market value — $105,734,735)	3.700%	3/2/26	100,000,000	100,000,000
Societe Generale SA tri-party repurchase agreement dated 2/27/26; Proceeds at maturity — $200,061,167; (Fully collateralized by mortgage-backed securities, 2.000% to 7.000% due 7/1/27 to 12/1/55; Market value — $204,000,053)	3.670%	3/2/26	200,000,000	200,000,000
TD Securities LLC tri-party repurchase agreement dated 2/27/26; Proceeds at maturity — $100,030,833; (Fully collateralized by municipal bonds, 1.316% to 5.250% due 5/15/27 to 2/15/60; Market value — $108,002,817)	3.700%	3/2/26	100,000,000	100,000,000

Total Repurchase Agreements				3,625,000,000
Total Investments — 95.9% (Cost — $8,271,334,420)				8,270,974,186
Other Assets in Excess of Liabilities — 4.1%				356,147,696
Total Net Assets — 100.0%				$8,627,121,882

See Notes to Financial Statements.

Liquid Reserves Portfolio 2026 Semi-Annual Report

 Liquid Reserves Portfolio
(a)
Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Rate shown represents yield-to-maturity.
(c)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Abbreviation(s) used in this schedule:
SOFR	—	Secured Overnight Financing Rate
See Notes to Financial Statements.
Liquid Reserves Portfolio 2026 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
February 28, 2026

Assets:
Investments, at value (Cost — $4,646,334,420)	$4,645,974,186
Repurchase agreements, at value	3,625,000,000
Cash	350,778,269
Interest receivable	5,572,154
Prepaid expenses	40,000
Total Assets	8,627,364,609
Liabilities:
Fund accounting fees payable	126,180
Legal fees payable	35,271
Custody fees payable	30,710
Audit and tax fees payable	20,477
Trustees’ fees payable	19,584
Accrued expenses	10,505
Total Liabilities	242,727
Total Net Assets	$8,627,121,882
Represented by:
Paid-in capital	$8,627,121,882
See Notes to Financial Statements.

Liquid Reserves Portfolio 2026 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended February 28, 2026

Investment Income:
Interest	$153,978,118
Expenses:
Investment management fee (Note 2)	3,822,146
Legal fees	131,694
Trustees’ fees	64,593
Fund accounting fees	51,390
Audit and tax fees	22,427
Custody fees	11,280
Miscellaneous expenses	96,209
Total Expenses	4,199,739
Less: Fee waivers and/or expense reimbursements (Note 2)	(3,822,146)
Net Expenses	377,593
Net Investment Income	153,600,525
Realized and Unrealized Gain on Investments (Notes 1 and 3):
Net Realized Gain From Investment Transactions	6
Change in Net Unrealized Appreciation (Depreciation) From Investments	326,402
Net Gain on Investments	326,408
Increase in Net Assets From Operations	$153,926,933
See Notes to Financial Statements.
Liquid Reserves Portfolio 2026 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended February 28, 2026 (unaudited) and the Year Ended August 31, 2025	2026	2025
Operations:
Net investment income	$153,600,525	$303,417,954
Net realized gain	6	1,013,379
Change in net unrealized appreciation (depreciation)	326,402	(876,622)
Increase in Net Assets From Operations	153,926,933	303,554,711
Capital Transactions:
Proceeds from contributions	36,390,812,145	51,761,235,410
Value of withdrawals	(33,627,354,458)	(54,662,995,817)
Increase (Decrease) in Net Assets From Capital Transactions	2,763,457,687	(2,901,760,407)
Increase (Decrease) in Net Assets	2,917,384,620	(2,598,205,696)
Net Assets:
Beginning of period	5,709,737,262	8,307,942,958
End of period	$8,627,121,882	$5,709,737,262
See Notes to Financial Statements.

Liquid Reserves Portfolio 2026 Semi-Annual Report

Financial Highlights

For the years ended August 31, unless otherwise noted:
	2026[1]	2025	2024	2023	2022	2021
Net assets, end of period (millions)	$8,627	$5,710	$8,308	$11,228	$14,242	$9,479
Total return[2]	2.01%	4.69%	5.72%	4.72%	0.65%	0.17%
Ratios to average net assets:
Gross expenses	0.11%[3]	0.11%	0.11%	0.11%	0.10%	0.11%
Net expenses[4,5]	0.01 [3]	0.01	0.01	0.01	0.00 [6]	0.01
Net investment income	4.02 [3]	4.62	5.55	4.56	0.78	0.24

[1]	For the six months ended February 28, 2026 (unaudited).
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	Annualized.
[4]
The investment manager, pursuant to the terms of the feeder fund’s investment management agreement, has agreed to waive 0.10% of Portfolio expenses, attributable to the Portfolio’s investment management fee.
Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]	Amount represents less than 0.005% or greater than (0.005)%.
See Notes to Financial Statements.
Liquid Reserves Portfolio 2026 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Liquid Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees (the “Board”) to issue beneficial interests in the Portfolio. At February 28, 2026, all investors in the Portfolio were funds advised or administered by the investment manager of the Portfolio and/or its affiliates.
The Portfolio sells and effects withdrawals of its interests at prices based on the current market value of the securities it holds. Therefore, the price of an interest in the Portfolio fluctuates along with changes in the market-based value of the holdings of the Portfolio. Because the price of an interest in the Portfolio fluctuates, it has what is called a “floating net asset value” or “floating NAV”. Under Rule 2a-7 of the 1940 Act (“Rule 2a-7”), the Portfolio must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments.
The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a

Liquid Reserves Portfolio 2026 Semi-Annual Report

security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Board.
Pursuant to policies adopted by the Board, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
Liquid Reserves Portfolio 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	—	$8,270,974,186	—	$8,270,974,186

†	See Schedule of Investments for additional detailed categorizations.
(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.
(c) Interest income and expenses. Interest income (including interest income from payment-in-kind securities) consists of interest accrued and discount earned (including both

Liquid Reserves Portfolio 2026 Semi-Annual Report

original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.
(d) Method of allocation. Net investment income and net realized/unrealized gains and/or losses of the Portfolio are allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination.
(e) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(f) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be  managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.
Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2025, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
(g) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Portfolio’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Portfolio’s subadviser. FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.
Liquid Reserves Portfolio 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
FTFA provides administrative and certain oversight services to the Portfolio. FTFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Portfolio.
As a result of the investment management agreement between FTFA and the feeder fund, FTFA has agreed to waive 0.10% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time.
During the six months ended February 28, 2026, fees waived and/or expenses reimbursed amounted to $3,822,146.
FTFA is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year under certain circumstances.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
At February 28, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$8,271,334,420	$95,347	$(455,581)	$(360,234)
4. Derivative instruments and hedging activities
During the six months ended February 28, 2026, the Portfolio did not invest in derivative instruments.
5. Operating segments
The Portfolio operates as a single operating segment, which is an investment portfolio. A management group assigned to the Portfolio within the Portfolio’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Portfolio’s operating results and allocating resources in accordance with the Portfolio’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Portfolio’s Schedule of Investments provides details of the Portfolio’s investments that generate returns such as interest, dividends, and

Liquid Reserves Portfolio 2026 Semi-Annual Report

realized and unrealized gains or losses. Performance metrics, including expense ratios, are disclosed in the Financial Highlights.
Liquid Reserves Portfolio 2026 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

Liquid Reserves Portfolio

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Western Asset
Premier Institutional Liquid Reserves
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Western Asset Management Company, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
BNY Mellon Investment
Servicing (US) Inc.
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Premier Institutional Liquid Reserves
The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.
Western Asset Premier Institutional Liquid Reserves
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) each month on Form N-MFP. The Fund’s reports on Form N-MFP are available on the SEC’s website at www.sec.gov. The Fund makes portfolio holdings available to shareholders on its website at www.franklintempleton.com.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-800-625-4554 or 1-203-703-6002, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Premier Institutional Liquid Reserves. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

92108-SFSOI 4/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ Jane Trust
Jane Trust
Principal Executive Officer

Date:	April 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Principal Executive Officer

Date:	April 27, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	April 27, 2026